SUNAMERICA SERIES TRUST

Cash Management Portfolio

1999 Avenue of the Stars, 27th Floor

Los Angeles, CA 90067

(800) 445-7862

December 22, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Filing of Registration Statement on Form N-14 of SunAmerica Series Trust on behalf of its series, Cash Management Portfolio (SEC File No. 811-07238)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Act”), for SunAmerica Series Trust (the “Registrant”). This Form N-14 is being filed in connection with a reorganization in which a series of Seasons Series Trust (“Acquired Trust”), Cash Management Portfolio (“Acquired Portfolio”) will combine with a series of the Registrant, Cash Management Portfolio (“Acquiring Portfolio” and the “Reorganization”). With respect to the Reorganization: (i) the Acquiring Portfolio will acquire all the assets, subject to all the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the shares of the Acquiring Portfolio will be distributed to the shareholders of the Acquired Portfolio; and (iii) the Acquired Portfolio will liquidate and terminate.

Pursuant to Rule 488 under the Act, the Registration Statement will become effective on January 21, 2015.

Should you have any questions, please feel free to contact Philip T. Hinkle of Dechert LLP at 202.261.3460 or myself at 713.831.5165.

Sincerely,

/s/ Nori L. Gabert

Nori L. Gabert

Vice President and Secretary of the Registrant

cc:	Jon S. Rand and Philip T. Hinkle, Dechert LLP